Long-Term Debt - Synnove Loan Facility (Details) - Synnove Loan Facility [Member] $ in Millions	1 Months Ended
Jul. 31, 2019 USD ($)
Long-Term Debt
Final balloon payment to be paid	$ 72.3
Minimum liquidity of Partnership	15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1.5
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining	$ 1.0
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)	110.00%
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	1.75%